Profit from Operations - Summary of Other Operating Expenses (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses [Line Items]
Research and development expenses (excluding employee benefit costs and depreciation)	£ 126,000,000	£ 105,000,000	£ 80,000,000
Exchange differences	22,000,000	(15,000,000)	(6,000,000)
Hedge ineffectiveness within operating profit	(5,000,000)	(8,000,000)
Expense relating to short-team leases	16,000,000
Expenses relating to leases of low-value assets	1,000,000
Total audit fees expense	15,900,000	15,300,000	17,800,000
Fees payable for other services	100,000	100,000	200,000
Property, Plant and Equipment
Other Operating Expenses [Line Items]
Minimum lease payments		61,000,000	41,000,000
Property
Other Operating Expenses [Line Items]
Minimum lease payments		110,000,000	85,000,000
KPMG LLP | Parent Company and Group Audit
Other Operating Expenses [Line Items]
Total audit fees expense	6,800,000	6,300,000	6,300,000
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	15,800,000	15,100,000	17,600,000
Fees payable for other services	9,400,000	10,100,000	12,300,000
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	8,500,000	9,400,000	8,000,000
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	500,000	300,000	4,100,000
KPMG LLP Firms and Associates | Tax Compliance
Other Operating Expenses [Line Items]
Fees payable for other services			200,000
KPMG LLP Firms and Associates | Audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	400,000	400,000
KPMG LLP Firms and Associates | Local Statutory and Group Reporting Audits
Other Operating Expenses [Line Items]
Total audit fees expense	9,000,000	8,800,000	11,300,000
Other Firms
Other Operating Expenses [Line Items]
Total audit fees expense	£ 100,000	£ 200,000	£ 200,000